Annual Fund Operating Expenses	Oct. 07, 2026
Tuttle Capital Thematic ETF | Tuttle Capital Thematic ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.75%
Tuttle Capital AI Inference ETF | Tuttle Capital AI Inference ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[3]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[4]
Expenses (as a percentage of Assets)	0.75%
Tuttle Capital AI TokenMax ETF | Tuttle Capital AI TokenMax ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[5]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[6]
Expenses (as a percentage of Assets)	0.75%
Tuttle Capital AI Substrate ETF | Tuttle Capital AI Substrate ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[7]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[8]
Expenses (as a percentage of Assets)	0.75%
Tuttle Capital AI Test Equipment ETF | Tuttle Capital AI Test Equipment ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[9]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[10]
Expenses (as a percentage of Assets)	0.75%
Tuttle Capital AI Capacitor ETF | Tuttle Capital AI Capacitor ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[11]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[12]
Expenses (as a percentage of Assets)	0.75%
Tuttle Capital Robotic Perception ETF | Tuttle Capital Robotic Perception ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[13]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[14]
Expenses (as a percentage of Assets)	0.75%
Tuttle Capital AI Thermal Management ETF | Tuttle Capital AI Thermal Management ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[15]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[16]
Expenses (as a percentage of Assets)	0.75%
Tuttle Capital AI Memory Wall ETF | Tuttle Capital AI Memory Wall ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[17]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[18]
Expenses (as a percentage of Assets)	0.75%
Tuttle Capital On-Device AI ETF | Tuttle Capital On-Device AI ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[19]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[20]
Expenses (as a percentage of Assets)	0.75%
Tuttle Capital AI DC Power Architecture ETF | Tuttle Capital AI DC Power Architecture ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[21]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[22]
Expenses (as a percentage of Assets)	0.75%
Tuttle Capital AI Network Fabric ETF | Tuttle Capital AI Network Fabric ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[23]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[24]
Expenses (as a percentage of Assets)	0.75%
Tuttle Capital AI Drug Discovery ETF | Tuttle Capital AI Drug Discovery ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[25]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[26]
Expenses (as a percentage of Assets)	0.75%
Tuttle Capital Space Data Centers ETF | Tuttle Capital Space Data Centers ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[27]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[28]
Expenses (as a percentage of Assets)	0.75%
Tuttle Capital Owned Intelligence ETF | Tuttle Capital Owned Intelligence ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[29]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[30]
Expenses (as a percentage of Assets)	0.75%

[1]	Pursuant to the Fund’s investment advisory agreement, the Fund pays the Adviser (defined below) a unitary management fee. The Adviser, in turn, bears all of the Fund’s ordinary operating expenses, except for the management fee, distribution fees and expenses paid under the Fund’s 12b-1 plan, certain brokerage expenses and other fees, charges, taxes, levies or expenses incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions, acquired fund fees and expenses, taxes, interest, fees and expenses related to securities lending, litigation and arbitration expenses, certain shareholder meetings, proxy solicitations and other extraordinary expenses.

[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	Pursuant to the Fund’s investment advisory agreement, the Fund pays the Adviser (defined below) a unitary management fee. The Adviser, in turn, bears all of the Fund’s ordinary operating expenses, except for the management fee, distribution fees and expenses paid under the Fund’s 12b-1 plan, certain brokerage expenses and other fees, charges, taxes, levies or expenses incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions, acquired fund fees and expenses, taxes, interest, fees and expenses related to securities lending, litigation and arbitration expenses, certain shareholder meetings, proxy solicitations and other extraordinary expenses.

[4]	Other Expenses are based on estimated amounts for the current fiscal year.
[5]	Pursuant to the Fund’s investment advisory agreement, the Fund pays the Adviser (defined below) a unitary management fee. The Adviser, in turn, bears all of the Fund’s ordinary operating expenses, except for the management fee, distribution fees and expenses paid under the Fund’s 12b-1 plan, certain brokerage expenses and other fees, charges, taxes, levies or expenses incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions, acquired fund fees and expenses, taxes, interest, fees and expenses related to securities lending, litigation and arbitration expenses, certain shareholder meetings, proxy solicitations and other extraordinary expenses.

[6]	Other Expenses are based on estimated amounts for the current fiscal year.
[7]	Pursuant to the Fund’s investment advisory agreement, the Fund pays the Adviser (defined below) a unitary management fee. The Adviser, in turn, bears all of the Fund’s ordinary operating expenses, except for the management fee, distribution fees and expenses paid under the Fund’s 12b-1 plan, certain brokerage expenses and other fees, charges, taxes, levies or expenses incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions, acquired fund fees and expenses, taxes, interest, fees and expenses related to securities lending, litigation and arbitration expenses, certain shareholder meetings, proxy solicitations and other extraordinary expenses.

[8]	Other Expenses are based on estimated amounts for the current fiscal year.
[9]	Pursuant to the Fund’s investment advisory agreement, the Fund pays the Adviser (defined below) a unitary management fee. The Adviser, in turn, bears all of the Fund’s ordinary operating expenses, except for the management fee, distribution fees and expenses paid under the Fund’s 12b-1 plan, certain brokerage expenses and other fees, charges, taxes, levies or expenses incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions, acquired fund fees and expenses, taxes, interest, fees and expenses related to securities lending, litigation and arbitration expenses, certain shareholder meetings, proxy solicitations and other extraordinary expenses.

[10]	Other Expenses are based on estimated amounts for the current fiscal year.
[11]	Pursuant to the Fund’s investment advisory agreement, the Fund pays the Adviser (defined below) a unitary management fee. The Adviser, in turn, bears all of the Fund’s ordinary operating expenses, except for the management fee, distribution fees and expenses paid under the Fund’s 12b-1 plan, certain brokerage expenses and other fees, charges, taxes, levies or expenses incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions, acquired fund fees and expenses, taxes, interest, fees and expenses related to securities lending, litigation and arbitration expenses, certain shareholder meetings, proxy solicitations and other extraordinary expenses.

[12]	Other Expenses are based on estimated amounts for the current fiscal year.
[13]	Pursuant to the Fund’s investment advisory agreement, the Fund pays the Adviser (defined below) a unitary management fee. The Adviser, in turn, bears all of the Fund’s ordinary operating expenses, except for the management fee, distribution fees and expenses paid under the Fund’s 12b-1 plan, certain brokerage expenses and other fees, charges, taxes, levies or expenses incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions, acquired fund fees and expenses, taxes, interest, fees and expenses related to securities lending, litigation and arbitration expenses, certain shareholder meetings, proxy solicitations and other extraordinary expenses.

[14]	Other Expenses are based on estimated amounts for the current fiscal year.
[15]	Pursuant to the Fund’s investment advisory agreement, the Fund pays the Adviser (defined below) a unitary management fee. The Adviser, in turn, bears all of the Fund’s ordinary operating expenses, except for the management fee, distribution fees and expenses paid under the Fund’s 12b-1 plan, certain brokerage expenses and other fees, charges, taxes, levies or expenses incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions, acquired fund fees and expenses, taxes, interest, fees and expenses related to securities lending, litigation and arbitration expenses, certain shareholder meetings, proxy solicitations and other extraordinary expenses.

[16]	Other Expenses are based on estimated amounts for the current fiscal year.
[17]	Pursuant to the Fund’s investment advisory agreement, the Fund pays the Adviser (defined below) a unitary management fee. The Adviser, in turn, bears all of the Fund’s ordinary operating expenses, except for the management fee, distribution fees and expenses paid under the Fund’s 12b-1 plan, certain brokerage expenses and other fees, charges, taxes, levies or expenses incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions, acquired fund fees and expenses, taxes, interest, fees and expenses related to securities lending, litigation and arbitration expenses, certain shareholder meetings, proxy solicitations and other extraordinary expenses.

[18]	Other Expenses are based on estimated amounts for the current fiscal year.
[19]	Pursuant to the Fund’s investment advisory agreement, the Fund pays the Adviser (defined below) a unitary management fee. The Adviser, in turn, bears all of the Fund’s ordinary operating expenses, except for the management fee, distribution fees and expenses paid under the Fund’s 12b-1 plan, certain brokerage expenses and other fees, charges, taxes, levies or expenses incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions, acquired fund fees and expenses, taxes, interest, fees and expenses related to securities lending, litigation and arbitration expenses, certain shareholder meetings, proxy solicitations and other extraordinary expenses.

[20]	Other Expenses are based on estimated amounts for the current fiscal year.
[21]	Pursuant to the Fund’s investment advisory agreement, the Fund pays the Adviser (defined below) a unitary management fee. The Adviser, in turn, bears all of the Fund’s ordinary operating expenses, except for the management fee, distribution fees and expenses paid under the Fund’s 12b-1 plan, certain brokerage expenses and other fees, charges, taxes, levies or expenses incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions, acquired fund fees and expenses, taxes, interest, fees and expenses related to securities lending, litigation and arbitration expenses, certain shareholder meetings, proxy solicitations and other extraordinary expenses.

[22]	Other Expenses are based on estimated amounts for the current fiscal year.
[23]	Pursuant to the Fund’s investment advisory agreement, the Fund pays the Adviser (defined below) a unitary management fee. The Adviser, in turn, bears all of the Fund’s ordinary operating expenses, except for the management fee, distribution fees and expenses paid under the Fund’s 12b-1 plan, certain brokerage expenses and other fees, charges, taxes, levies or expenses incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions, acquired fund fees and expenses, taxes, interest, fees and expenses related to securities lending, litigation and arbitration expenses, certain shareholder meetings, proxy solicitations and other extraordinary expenses.

[24]	Other Expenses are based on estimated amounts for the current fiscal year.
[25]	Pursuant to the Fund’s investment advisory agreement, the Fund pays the Adviser (defined below) a unitary management fee. The Adviser, in turn, bears all of the Fund’s ordinary operating expenses, except for the management fee, distribution fees and expenses paid under the Fund’s 12b-1 plan, certain brokerage expenses and other fees, charges, taxes, levies or expenses incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions, acquired fund fees and expenses, taxes, interest, fees and expenses related to securities lending, litigation and arbitration expenses, certain shareholder meetings, proxy solicitations and other extraordinary expenses.

[26]	Other Expenses are based on estimated amounts for the current fiscal year.
[27]	Pursuant to the Fund’s investment advisory agreement, the Fund pays the Adviser (defined below) a unitary management fee. The Adviser, in turn, bears all of the Fund’s ordinary operating expenses, except for the management fee, distribution fees and expenses paid under the Fund’s 12b-1 plan, certain brokerage expenses and other fees, charges, taxes, levies or expenses incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions, acquired fund fees and expenses, taxes, interest, fees and expenses related to securities lending, litigation and arbitration expenses, certain shareholder meetings, proxy solicitations and other extraordinary expenses.

[28]	Other Expenses are based on estimated amounts for the current fiscal year.
[29]	Pursuant to the Fund’s investment advisory agreement, the Fund pays the Adviser (defined below) a unitary management fee. The Adviser, in turn, bears all of the Fund’s ordinary operating expenses, except for the management fee, distribution fees and expenses paid under the Fund’s 12b-1 plan, certain brokerage expenses and other fees, charges, taxes, levies or expenses incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions, acquired fund fees and expenses, taxes, interest, fees and expenses related to securities lending, litigation and arbitration expenses, certain shareholder meetings, proxy solicitations and other extraordinary expenses.

[30]	Other Expenses are based on estimated amounts for the current fiscal year.